Summary of Significant Accounting Policies - Embedded derivative liability (Details)	1 Months Ended	2 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Evolv Technologies Holdings, Inc.
Embedded Derivative Liability
Conversion price	80.00%	85.00%